Intangible Assets - Schedule of Change in Intangible Assets (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Beginning balance	$ 59,394	$ 14,074
Additions	7,962	45,320
Ending balance	67,356	59,394
Beginning balance	(2,249)	(1,401)
Additions	(2,159)	(848)
Ending balance	(4,408)	(2,249)
Intangible assets, net	62,948	57,145	$ 131,676
Patents [Member]
Beginning balance	51,250	10,574
Additions	7,456	40,676
Ending balance	58,706	51,250
Beginning balance	(2,249)	(1,401)
Additions	(2,159)	(848)
Ending balance	(4,408)	(2,249)
Intangible assets, net	54,298	49,001
Website [Member]
Beginning balance	3,500	3,500
Additions
Ending balance	3,500	3,500
Beginning balance
Additions
Ending balance
Intangible assets, net	3,500	3,500
Trademarks [Member]
Beginning balance	4,644
Additions	506	4,644
Ending balance	5,150	4,644
Beginning balance
Additions
Ending balance
Intangible assets, net	$ 5,150	$ 4,644